Expense Example, No Redemption - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - FidelityStockSelectorLargeCapValueFund-AMCIZPRO - Fidelity Stock Selector Large Cap Value Fund	Mar. 30, 2024 USD ($)
Fidelity Advisor Stock Selector Large Cap Value Fund - Class I
Expense Example, No Redemption:
1 Year	$ 89
3 Years	278
5 Years	482
10 Years	1,073
Fidelity Advisor Stock Selector Large Cap Value Fund - Class A
Expense Example, No Redemption:
1 Year	688
3 Years	928
5 Years	1,187
10 Years	1,924
Fidelity Advisor Stock Selector Large Cap Value Fund - Class C
Expense Example, No Redemption:
1 Year	196
3 Years	606
5 Years	1,042
10 Years	2,059
Fidelity Advisor Stock Selector Large Cap Value Fund - Class M
Expense Example, No Redemption:
1 Year	489
3 Years	784
5 Years	1,099
10 Years	1,992
Fidelity Advisor Stock Selector Large Cap Value Fund - Class Z
Expense Example, No Redemption:
1 Year	79
3 Years	246
5 Years	428
10 Years	$ 954